Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Warrant Liabilities [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued
	December 31, 2013	Initial Measurement June 25, 2013

Number of shares underlying the warrants	5,309,438	5,416,851
Exercise price	$1.65	$1.65
Volatility	135%	140%
Risk-free interest rate	1.75%	1.49%
Expected dividend yield	0	0
Expected warrant life (years)	4.50	5
Stock Price	$1.80	$0.96

Summary of fair value measurements using significant unobservable inputs (Level 3)
	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	December 31, 2013
Warrant liability	$4,827,788	$(201,311)	$3,654,770	$8,281,247